Fees Summary	Mar. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,915,000
Previously Paid Amount	0.00
Total Fee Amount	1,921.66
Total Offset Amount	0.00
Net Fee	1,921.66
Narrative - Max Aggregate Offering Price	$ 13,915,000
Final Prospectus	true